Consolidated Balance Sheets (Parenthetical) $ in Millions	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 € / shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 € / shares
Statement of Financial Position [Abstract]
Allowance for doubtful trade debts, net | $	$ 1.3		$ 0.9
Common stock, par value (in dollars per share) | € / shares		€ 0.59		€ 0.59
Common stock, shares authorized (in shares)	2,000,000,000		2,000,000,000
Common stock, shares issued (in shares)	441,524,118		440,843,275
Common stock, shares outstanding (in shares)	441,524,118		440,843,275